PREFERRED SHARES	12 Months Ended
Dec. 31, 2014
PREFERRED SHARES [Abstract]
PREFERRED SHARES
11	PREFERRED SHARES

Series A convertible redeemable preferred shares

On January 16, 2004, pursuant to the Series A convertible redeemable preferred shares purchase agreements (“Series A Purchase Agreement”), Tarena International issued 8,571,430 Series A convertible redeemable preferred shares to a third party investor for a total consideration of US$500,000 or US$0.05833 per share (“Series A Original Issuance Price”) (being retroactively adjusted to reflect the effect of the share split).

The Company determined that there was no embedded beneficial conversion feature attributable to the Series A convertible redeemable preferred shares at the commitment date since the initial conversion price of the Series A convertible redeemable preferred shares was greater than the estimated fair value of the Company's ordinary shares as of January 16, 2004. The estimated fair value of the underlying ordinary shares on January 16, 2004 was determined by management based on a retrospective valuation with the assistance of American Appraisal China Limited (“American Appraisal”), an independent valuation firm, using an income approach which requires the estimation of future cash flows and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value.

The significant terms of Series A convertible redeemable preferred shares are as follows:

(i)	Conversion

The holders of Series A convertible redeemable preferred shares have the right to convert all or any portion of their holdings into ordinary shares at a rate of one-for-one at any time, subject to a contingent conversion price adjustment if there are additional ordinary shares issued or deemed to be issued, as defined in Tarena International's Memorandum and Articles of Association, at a price lower than the Series A Original Issuance Price. In addition, each Series A Preferred Share is automatically converted into ordinary shares upon the consummation of a Qualified Public Offering, as defined in the Series A Purchase Agreement.

The contingent conversion price adjustment may provide the holders of the Series A convertible redeemable preferred shares with a beneficial conversion feature. However, any such beneficial conversion feature relating to the conversion price adjustment, if any, is recognized when the contingency is resolved.

(ii)	Voting

The holders of Series A convertible redeemable preferred shares have voting rights equivalent to the ordinary shareholders on an “if-converted” basis.

(iii)	Dividends

Any dividend declared and paid on ordinary shares shall be also declared and paid in respect of the Series A convertible redeemable preferred shares as if all such Series A convertible redeemable preferred shares has been converted to ordinary shares.

(iv)	Liquidation preference

The liquidation preference of the holders of Series A convertible redeemable preferred shares as of December 31, 2013 is as follows:

In the event of any liquidation, dissolution, or winding up of the Company, the proceeds shall be distributed according to the following sequence: (i) first to the holders of the Series C convertible redeemable preferred shares at 150% of the Series C Original Issuance Price, plus declared but unpaid dividends on each share of Series C convertible redeemable preferred shares; (ii) second to the holders of Series B convertible redeemable preferred shares at 150% of the Series B Original Issuance Price, plus declared but unpaid dividends on each share of Series B convertible redeemable preferred shares, (iii) third to the holders of Series A convertible redeemable preferred shares at 100% of the Series A Original Issuance Price, plus declared but unpaid dividends on each share of Series A convertible redeemable preferred shares. The remaining assets of the Company, if any, shall be distributed pro rata to the holders of Series C convertible redeemable preferred shares, Series B convertible redeemable preferred shares, Series A convertible redeemable preferred shares and ordinary shares on an “if-converted” basis.

From the date of September 25, 2008 to August 11, 2011 (the date of the issuance of Series C convertible redeemable preferred shares), the liquidation preference of the holders of Series A convertible redeemable preferred shares was as follows:

In the event of any liquidation, dissolution, or winding up of the Company, the proceeds shall be distributed according to the following sequence: (i) first to the holders of the Series B convertible redeemable preferred shares at 150% of the Series B Original Issuance Price, plus declared but unpaid dividends on each share of Series B convertible redeemable preferred shares; (ii) second to the holders of Series A convertible redeemable preferred shares at 100% of the Series A Original Issuance Price, plus declared but unpaid dividends on each share of Series A convertible redeemable preferred shares. The remaining assets of the Company, if any, shall be distributed pro rata to the holders of Series B convertible redeemable preferred shares, Series A convertible redeemable preferred shares and ordinary shares on an “if-converted” basis.

From the date of its issuance (January 16, 2004) to September 25, 2008 (the date of the issuance of Series B convertible redeemable preferred shares), the liquidation preference of the holders of Series A convertible redeemable preferred shares was as follows:

In the event of any liquidation, dissolution, or winding up of the Company, the holders of the outstanding Series A convertible redeemable preferred shares shall be entitled to receive, prior and in preference to any distribution of any of the assets of Tarena International to the holders of the ordinary shares by reason of their ownership of such shares, an amount equal to the Series A Original Issuance Price plus dividends declared but unpaid on each share of Series A convertible redeemable preferred shares. The remaining assets of the Company, if any, shall be distributed pro rata to the holders of ordinary shares and Series A convertible redeemable preferred shares then outstanding, based on the number of ordinary shares then held by each shareholder on an “if-converted” basis.

(v)	Drag-along rights

Holders of a majority of the Series A convertible redeemable preferred shares have a drag-along right whereby they can require the ordinary shareholders to approve a third-party offer to directly or indirectly purchase all, or substantial all, of the equity interests or assets of the Company, provided that the transaction shall occur on or after the fifth anniversary of the closing of the issuance of the Series A convertible redeemable preferred shares or the transaction shall be at a price per share of not less than US$0.5833 per share (being retroactively adjusted to reflect the effect of the share split). Triggering of this drag-along right results in a deemed liquidation of the Company at the option of a majority of the holders of Series A convertible redeemable preferred shares with a required distribution of the transaction proceeds in accordance with the Company's Memorandum and Articles of Association.

Consequently, the Series A convertible redeemable preferred shares are classified outside of permanent equity.

Series B convertible redeemable preferred shares

On September 25, 2008, pursuant to Series B convertible redeemable preferred shares purchase agreement, Tarena International issued 5,630,630 Series B convertible redeemable preferred shares to a third party investor for a total consideration of US$5 million or US$0.888 per share (“Series B Original Issuance Price”) (being retroactively adjusted to reflect the effect of the share split). On the same date, an outstanding US$1.5 million short term borrowing was exchanged for 1,689,190 shares of Series B convertible redeemable preferred shares (being retroactively adjusted to reflect the effect of the share split).

The Company determined that there was no embedded beneficial conversion feature attributable to the Series B convertible redeemable preferred shares at the commitment date since the initial conversion price of the Series B convertible redeemable preferred shares was greater than the estimated fair value of the Company's ordinary shares as of September 25, 2008. The estimated fair value of the underlying ordinary shares on September 25, 2008 was determined by management based on a retrospective valuation with the assistance of American Appraisal, using an income approach which requires the estimation of future cash flows and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value.

The significant terms of Series B convertible redeemable preferred shares are as follows:

(i)	Conversion

The holders of Series B convertible redeemable preferred shares have the right to convert all or any portion of their holdings into ordinary shares at a rate of one-for-one at any time, subject to a contingent conversion price adjustment if there are additional ordinary shares issued or deemed to be issued, as defined in Tarena International's Memorandum and Articles of Association, at a price lower than the Series B Original Issuance Price. In addition, each Series B convertible redeemable preferred share is automatically converted into ordinary shares upon the written consent of the holders of more than 45% of the then outstanding Series B convertible redeemable preferred shares and the holders of more than 45% of the then outstanding Series A convertible redeemable preferred shares or the consummation of a Qualified Public Offering, as defined in the Series B convertible redeemable preferred shares purchase agreement. The contingent conversion price adjustment may provide the holders of the Series B convertible redeemable preferred shares with a beneficial conversion feature. However, any such beneficial conversion feature relating to the conversion price adjustment, if any, is recognized when the contingency is resolved.

(ii)	Voting

The holders of Series B convertible redeemable preferred shares have voting rights equivalent to the ordinary shareholders on an “if-converted” basis.

(iii)	Dividends

Any dividend declared and paid on ordinary shares shall be also declared and paid in respect of the Series B convertible redeemable preferred shares as if all such Series B convertible redeemable preferred shares have been converted to ordinary shares.

(iv)	Liquidation preference

The liquidation preference of the holders of Series B convertible redeemable preferred shares as of December 31, 2013 is as follows:

In the event of any liquidation, dissolution, or winding up of the Company, the proceeds shall be distributed according to the following sequence: (i) first to the holders of the Series C convertible redeemable preferred shares at 150% of the Series C Original Issuance Price, plus declared but unpaid dividends on each share of Series C convertible redeemable preferred shares; (ii) second to the holders of Series B convertible redeemable preferred shares at 150% of the Series B Original Issuance Price, plus declared but unpaid dividends on each share of Series B convertible redeemable preferred shares, (iii) third to the holders of Series A convertible redeemable preferred shares at 100% of the Series A Original Issuance Price, plus declared but unpaid dividends on each share of Series A convertible redeemable preferred shares. The remaining assets of the Company, if any, shall be distributed pro rata to the holders of Series C convertible redeemable preferred shares, Series B convertible redeemable preferred shares, Series A convertible redeemable preferred shares and ordinary shares on an “if-converted” basis.

From the date of September 25, 2008 to August 11, 2011 (the date of the issuance of Series C convertible redeemable preferred shares), the liquidation preference of the holders of Series B convertible redeemable preferred shares was as follows:

In the event of any liquidation, dissolution, or winding up of the Company, the proceeds shall be distributed according to the following sequence: (i) first to the holders of the Series B convertible redeemable preferred shares at 150% of the Series B Original Issuance Price, plus declared but unpaid dividends on each share of Series B convertible redeemable preferred shares; (ii) second to the holders of Series A convertible redeemable preferred shares at 100% of the Series A Original Issuance Price, plus declared but unpaid dividends on each share of Series A convertible redeemable preferred shares. The remaining assets of the Company, if any, shall be distributed pro rata to the holders of Series B convertible redeemable preferred shares, Series A convertible redeemable preferred shares and ordinary shares on an “if-converted” basis.

(v)	Redemption

If a Qualified Initial Public Offering or a Trade Sale, as defined in the Series B convertible redeemable preferred shares purchase agreement, did not occur by December 31, 2012 (the “Redemption Date”), the holders of Series B convertible redeemable preferred shares had the right to request for redemption any portion of the Series B convertible redeemable preferred shares they held at a price equal to the sum of:

•	an amount equal to 150% of Series B Original Issuance Price; plus,

•	an amount equal to all declared but unpaid dividends on each share of Series B convertible redeemable preferred shares; plus,

•	10% compound interest per annum on 150% of Series B Original Issuance Price for each Series B convertible redeemable preferred share from the date of issuance to the earliest redemption date of the security.

On August 11, 2011, in connection with the issuance of Series C convertible redeemable preferred shares, the Company and holders of Series B convertible redeemable preferred shares agreed to defer the Redemption Date until June 30, 2014.

Series C convertible redeemable preferred shares

On August 11, 2011, pursuant to the Series C convertible redeemable preferred shares purchase agreement (“Series C Purchase Agreement”), Tarena International issued 10,914,852 Series C convertible redeemable preferred shares to a third party investor for a total consideration of US$19,974,179 or US$1.83 per share (“Series C Original Issuance Price”). Total issuance cost of Series C convertible redeemable preferred shares was US$218,376.

The Company determined that there was no embedded beneficial conversion feature attributable to the Series C convertible redeemable preferred shares at the commitment date since the initial conversion price of the Series C convertible redeemable preferred shares was greater than the estimated fair value of the Company's ordinary shares as of August 11, 2011. The estimated fair value of the underlying ordinary shares on August 11, 2011 was determined by management based on a retrospective valuation with the assistance of American Appraisal, a third party valuation firm, using an income approach which requires the estimation of future cash flows and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value.

The significant terms of Series C convertible redeemable preferred shares are as follows:

(i)	Conversion

The holders of Series C convertible redeemable preferred shares have the right to convert all or any portion of their holdings into ordinary shares at a rate of one-for-one at any time, subject to a contingent conversion price adjustment if there are additional ordinary shares issued or deemed to be issued, as defined in Tarena International's Memorandum and Articles of Association, at a price lower than the Series C Original Issuance Price. In addition, each Series C Preferred Share is automatically converted into ordinary shares upon the closing of a Qualified Public Offering, as defined in the Memorandum and Articles of Association or the written consent of 67% of the holders of the Series C convertible redeemable preferred shares as well as the written consent of the holders of more than 45% of the then outstanding Series B convertible redeemable preferred shares and the written consent of the holders of more than 45% of the then outstanding Series A convertible redeemable preferred shares for conversion.

The contingent conversion price adjustments may provide the holders of the Series C convertible redeemable preferred shares with a beneficial conversion feature. However, any such beneficial conversion feature relating to the conversion price adjustment, is recognized when the contingency is resolved.

(ii)	Voting

The holders of Series C convertible redeemable preferred shares have voting rights equivalent to the ordinary shareholders on an “if-converted” basis.

(iii)	Dividends

The board of directors of Tarena International may approve the payment of dividends at their discretion to the holders of Series C convertible redeemable preferred shares. Any dividend declared and paid on ordinary shares shall be also declared and paid in respect of the Series C convertible redeemable preferred shares as if all such Series C convertible redeemable preferred shares have been converted to ordinary shares.

(iv)	Liquidation preference

The liquidation preference of the holders of Series C convertible redeemable preferred shares is as follows:

In the event of liquidation, dissolution, or winding up of the Company, the proceeds shall be distributed according to the following sequence: (i) first to the holders of the Series C convertible redeemable preferred shares at 150% of the Series C Original Issuance Price, plus declared but unpaid dividends on each share of Series C convertible redeemable preferred shares; (ii) second to the holders of Series B convertible redeemable preferred shares at 150% of the Series B Original Issuance Price, plus declared but unpaid dividends on each share of Series B convertible redeemable preferred shares, (iii) third to the holders of Series A convertible redeemable preferred shares at 100% of the Series A Original Issuance Price, plus declared but unpaid dividends on each share of Series A convertible redeemable preferred shares. The remaining assets of the Company, if any, shall be distributed pro rata to the holders of Series C convertible redeemable preferred shares, Series B convertible redeemable preferred shares, Series A convertible redeemable preferred shares and ordinary shares on an “if-converted” basis.

(v)	Redemption

If a Qualified Initial Public Offering or a Trade Sale, as defined in the Series C convertible redeemable preferred shares purchase agreement, does not occur by June 30, 2014 (the “Redemption Date”), the holders of the Series C convertible redeemable preferred shares have the right to request for redemption for all or a portion of the Series C convertible redeemable preferred shares they hold at a price equal to the greater of (i) an amount equal to 137.50% of the Series C Original Issuance Price, plus declared but unpaid dividends on each share of Series C convertible redeemable preferred shares; or (ii) the fair market value of the Series C convertible redeemable preferred shares as of the most recent year end, as determined by an independent appraiser mutually agreeable to the Company and the holder of the Series C convertible redeemable preferred shares.

As of December 31, 2013, the Company concluded that it was probable that the Series B and Series C convertible redeemable preferred shares will become redeemable. The Company has elected to accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date using the interest method. The total accretion of Series B convertible redeemable preferred shares of US$1,804,179, US$2,072,284 and US$576,431 and total accretion of Series C convertible redeemable preferred shares of US$24,741,381, US$42,287,776 and nil were recorded as a reduction to additional paid-in capital first and then charged against accumulated deficit in the absence of additional paid-in capital for the years ended December 31, 2012, 2013 and 2014, respectively.

All the Series A, Series B and Series C convertible redeemable preferred shares were automatically converted into Class B ordinary shares upon completion of the Company's IPO on April 3, 2014. As a result, 25,430,831 Class B ordinary shares were issued upon the conversion of Series A, Series B and Series C convertible preferred shares. Upon the conversion, the carrying amounts of the Series A, Series B and Series C convertible preferred shares were recorded in additional paid-in capital of US$111,929,780 and Class B ordinary shares of US$25,431.